UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21409

Pioneer Municipal High Income Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742‑7825
Date of fiscal year end: March 31, 2026
Date of reporting period: April 1, 2025 through September 30, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer Municipal High Income Advantage Fund, Inc.
Semi-Annual Report | September 30, 2025
Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 8). The Fund’s NYSE ticker symbol was MAV.

visit us: www.pioneerinvestments.com

Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/251

Portfolio Summary  |  9/30/25*
Portfolio Diversification

(As a percentage of total investments)**
Portfolio Maturity

(As a percentage of total investments)**
State Diversification

(As a percentage of total investments)**
2Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

10 Largest Holdings

(As a percentage of total investments)**
1.	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	30.92%
2.	David Ellis Academy-West, 5.25%, 6/1/45	17.66
3.	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	15.21
4.	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	10.16
5.	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	8.55
6.	Central Falls Detention Facility Corp., 7.25%, 7/15/35	5.50
7.	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	5.07
8.	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	4.82
9.	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	2.08
10.	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	0.03
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Portfolio Summary reflects remaining investments held by the Fund on September 30, 2025.
**  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†  Amount rounds to less than 0.1%.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/253

Schedule of Investments  |  9/30/25*
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 88.3%
	Municipal Bonds — 88.3% of Net Assets(a)
	Illinois — 0.0%†
40,429(b)(c)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	$ 3,234
	Total Illinois	$3,234

	Michigan — 17.4%
1,910,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,741,596
205,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	205,371
	Total Michigan	$1,946,967

	Pennsylvania — 12.0%
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 500,035
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	843,000
	Total Pennsylvania	$1,343,035

	Rhode Island — 4.9%
1,355,000(b)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 542,000
	Total Rhode Island	$542,000

	Texas — 54.0%
490,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 475,633
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,002,150
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,500,255
5,000,000(b)(c)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	3,050,000
	Total Texas	$6,028,038

	Total Municipal Bonds (Cost $12,984,472)	$9,863,274

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 88.3% (Cost $12,984,472)	$9,863,274
	OTHER ASSETS AND LIABILITIES — 11.7%	$1,303,855
	net assets — 100.0%	$11,167,129

The accompanying notes are an integral part of these financial statements.
4Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $4,025,668, or 36.0% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security is in default.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Schedule of Investments reflects remaining investments held by the Fund at September 30, 2025.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	94.5%
Transportation Revenue	5.5
Health Revenue	0.0†
100.0%
†  Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended September 30, 2025, aggregated $68,584,364 and $298,127,133, respectively.
At September 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $12,730,803 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,868
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,886,397)
Net unrealized depreciation	$(2,867,529)
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/255

Schedule of Investments  |  9/30/25*
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$9,863,274	$—	$9,863,274
Total Investments in Securities	$—	$9,863,274	$—	$9,863,274
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

Statement of Assets and Liabilities  |  9/30/25*
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $12,984,472)	$9,863,274
Cash	1,337,508
Receivables —
Interest	85,524
Total assets	$11,286,306
LIABILITIES:
Payables —
Directors’ fees	$115
Professional fees	72,093
Transfer agent fees	3,209
Reimbursement of costs**	5,787
Administrative expenses	25,998
Accrued expenses	11,975
Total liabilities	$119,177
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Paid-in capital	$284,214,601
Distributable earnings (loss)	(273,047,472)
Net assets	$11,167,129
NET ASSET VALUE PER COMMON SHARE:
Based on $11,167,129/23,914,439 common shares	$0.47
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25*
INVESTMENT INCOME:
Interest from unaffiliated issuers	$4,544,025
Total Investment Income		$4,544,025
EXPENSES:
Reimbursement of costs**	$538,043
Administrative expenses	48,267
Transfer agent fees	6,622
Stockholder communications expense	7,350
Custodian fees	301
Professional fees	13,542
Printing expense	2,625
Officers’ and Directors’ fees	3,568
Insurance expense	1,445
Interest expense	968,394
Miscellaneous	42,120
Total expenses		$1,632,277
Net investment income		$2,911,748
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(14,339,895)
Futures contracts	(214,281)	$(14,554,176)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(3,140,138)
Futures contracts	(84,820)	$(3,224,958)
Net realized and unrealized gain (loss) on investments		$(17,779,134)
Net decrease in net assets resulting from operations		$(14,867,386)
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
The accompanying notes are an integral part of these financial statements.
8Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

Statements of Changes in Net Assets*
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25
FROM OPERATIONS:
Net investment income (loss)	$2,911,748	$8,991,721
Net realized gain (loss) on investments	(14,554,176)	(10,736,026)
Change in net unrealized appreciation (depreciation) on investments	(3,224,958)	3,501,653
Net increase (decrease) in net assets resulting from operations	$(14,867,386)	$1,757,348
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
($7.80 and $0.39 per share, respectively)	$(186,473,292)	$(9,326,631)
Total distributions to common stockholders	$(186,473,292)	$(9,326,631)
Net decrease in net assets applicable to common stockholders	$(201,340,678)	$(7,569,283)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	$212,507,807	$220,077,090
End of period	$11,167,129	$212,507,807
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/259

Statement of Cash Flows (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25*
Cash Flows From Operating Activities
Net decrease in net assets resulting from operations	$(14,867,386)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash and restricted cash from operating activities:
Purchases of investment securities	$(68,584,364)
Proceeds from disposition and maturity of investment securities	298,127,132
Net sales of short term investments	35,165
Net accretion and amortization of discount/premium on investment securities	(208,403)
Net realized loss on investments in unaffiliated issuers	14,339,895
Change in unrealized depreciation on investments in unaffiliated issuers	3,140,138
Decrease in interest receivable	3,314,915
Decrease in distributions paid in advance	777,219
Decrease in other assets	101
Increase in variation margin for futures contracts	12,750
Decrease in management fees payable	(46,119)
Decrease in directors’ fees payable	(352)
Increase in professional fees payable	72,093
Increase in transfer agent fees payable	3,209
Decrease in due to broker for futures	(12,750)
Decrease in administrative expenses payable	(4,370)
Decrease in accrued expenses payable	(173,941)
Net cash and restricted cash from operating activities	$235,924,932
Cash Flows Used In Financing Activities:
Borrowings repaid	(50,000,000)
Distributions to stockholders	(187,250,971)
Net cash flows used in financing activities	$(237,250,971)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	$(1,326,039)
Cash and Restricted Cash:
Beginning of period**	$2,663,547
End of period**	$1,337,508
Cash Flow Information:
Cash paid for interest	$968,394
The accompanying notes are an integral part of these financial statements
10Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25	Year Ended 3/31/25
Cash	$1,337,508	$1,838,408
Restricted cash	—	825,139
Total cash and restricted cash shown in the Statement of Cash Flows	$1,337,508	$2,663,547
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**  The table above provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
The accompanying notes are an integral part of these financial statements
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2511

Financial Highlights*
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Per Share Operating Performance
Net asset value, beginning of period	$8.89	$9.20	$9.39	$10.75	$12.16	$11.77
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	$0.12	$0.38	$0.39	$0.41	$0.49	$0.53
Net realized and unrealized gain (loss) on investments	(0.74)	(0.30)	(0.23)	(1.28)	(1.38)	0.42
Net increase (decrease) from investment operations	$(0.62)	$0.08	$0.16	$(0.87)	$(0.89)	$0.95
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$(7.80)**	$(0.39)**	$(0.35)	$(0.42)**	$(0.52)**	$(0.56)**
Tax return of capital	—	—	—	(0.07)	—	—
Total distributions	$(7.80)	$(0.39)	$(0.35)	$(0.49)	$(0.52)	$(0.56)
Net increase (decrease) in net asset value	$(8.42)	$(0.31)	$(0.19)	$(1.36)	$(1.41)	$0.39
Net asset value, end of period	$0.47	$8.89	$9.20	$9.39	$10.75	$12.16
Market value, end of period	$0.00	$8.35	$8.15	$8.23	$9.83	$11.82
Total return at net asset value(c)	(3.12)%(d)	1.15%	2.49%(e)	(7.42)%	(7.54)%	8.60%
Total return at market value(c)	0.00%	7.25%	3.59%	(11.26)%	(13.03)%	22.05%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(f)	1.98%(g)	2.35%	4.76%	3.40%	1.86%	1.82%
Net investment income	3.53%(g)	4.09%	4.32%	4.29%	4.02%	4.33%
Portfolio turnover rate	41%(d)	33%	16%	63%	11%	12%
Net assets of common stockholders, end of period (in thousands)	$11,167	$212,508	$220,077	$224,545	$257,047	$290,614
Preferred shares outstanding (in thousands)(h)(i)(j)(k)(l)	$—	$50,000	$50,000	$140,000	$180,000	$180,000
Asset coverage per preferred share, end of period	$—	$525,016	$540,154	$260,389	$242,804	$261,452
Average market value per preferred share(m)	$—	$100,000	$100,000	$100,000	$100,000	$100,000
The accompanying notes are an integral part of these financial statements.
12Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Liquidation value, including interest expense payable, per preferred share	$—	$100,000	$100,000	$100,000	$100,000	$100,000
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**	The amount of distributions made to stockholders during the year was in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
(a)	The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)	Distribution payments to preferred stockholders are included as a component of net investment income.
(c)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(d)	Not annualized.
(e)	For the year ended March 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on the total return was less than 0.005%.
(f)	Includes interest expense of 1.17%, 1.33%, 3.47%, 2.09%, 0.56% and 0.64%, respectively.
(g)	Annualized.
(h)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
(i)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
(j)	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
(k)	The Fund redeemed 500 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on August 18, 2025.
(l)	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
(m)	Market value is redemption value without an active market.
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2513

Notes to Financial Statements  |  9/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on August 6, 2003. Prior to commencing operations on October 20, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Since July 17, 2025, the Fund has been operating under a Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (see Note 8). Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the Fund’s liquidation, the investment objective of the Fund was to provide a high level of current income and the Fund could, as a secondary objective, also seek capital appreciation to the extent that it was consistent with the Fund’s investment objective.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). From April 1, 2025 through August 29, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) served as the Fund’s investment adviser. See Note 2.
During the periods covered by these financial statements, the Fund complied with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
14Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2515

prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Fund’s investment adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund’s investment adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an
16Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage backed securities are amortized or accreted in proportion to the monthly paydowns.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of September 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2025, the Fund was permitted to carry forward indefinitely $2,993,527 of short-term losses and $69,318,513 of long-term losses.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2025 was as follows:
2025
Distributions paid from:
Tax-exempt income	$11,652,095
Ordinary income	594,110
Total	$12,246,205
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2517

The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$637,726
Undistributed tax-exempt income	472,590
Capital loss carryforward	(72,312,040)
Other book/tax temporary differences	(777,679)
Net unrealized appreciation	272,609
Total	$(71,706,794)
The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, the mark to market on futures contracts, the book/tax differences in the accrual of income on securities in default, and discounts on fixed income securities.
D.	Automatic Dividend Reinvestment Plan
Prior to the Fund’s liquidation (see Note 8), all stockholders whose shares are registered in their own names automatically participated in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants received all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash.
Whenever the Fund declared dividend on shares payable in cash, participants in the Plan received the equivalent in shares acquired by Equiniti Trust Company, the agent for stockholders in administering the Plan (the “Plan Agent”) either (i) through receipt of additional unissued but authorized shares from the Fund or (ii) by purchase of outstanding shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per share was equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent invested the dividend amount in newly issued shares. The number of newly issued shares credited to each account was determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares were issued, provided that the maximum discount from the then current market price per share on the date of issuance did not exceed 5%. If, on the payment date for any dividend, the net asset value per share was greater than the market value (market discount), the Plan Agent invested the dividend amount in shares acquired in open-market purchases. Each participant paid a pro rata share of brokerage trading fees incurred with respect to the Plan Agent’s open-market purchases. Participating in the Plan did
18Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year.
E.	Risks
Prior to the Fund’s liquidation (see Note 8), the Fund invested substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
Prior to the Fund’s liquidation (see Note 8), the Fund invested in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2519

will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
F.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. As of and for the six months ended September 30, 2025, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
G.	Futures Contracts
Prior to the Fund’s liquidation (see Note 8), the Fund entered into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. Investments in futures contracts to increase total returns may be considered speculative.
20Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional value of long position futures contracts during the six months ended September 30, 2025 was $5,169,006. There were no open future contracts outstanding at September 30, 2025.
2. Investment Advisory Agreement
The Fund’s investment adviser manages the Fund’s portfolio. Prior to April 1, 2025, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2521

From April 1, 2025 until August 29, 2025, Victory Capital served as the Fund's investment adviser under an interim investment advisory agreement (the "Interim Advisory Agreement"). Victory Capital was paid the costs incurred in performing its services under the Interim Investment Advisory Agreement.
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. The Fund entered into a Liquidation Agreement with Victory Capital as of August 29, 2025 in connection with the liquidation of the Fund. Pursuant to the Liquidation Agreement, the Fund shall reimburse Victory Capital for any costs incurred by Victory Capital in connection with the liquidation of the Fund.
Reflected on the Statement of Assets and Liabilities is $5,787 in reimbursement of cost* payable to Victory Capital at September 30, 2025.
*Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations in Administrative expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended
22Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

September 30, 2025 are reflected on the Statement of Operations as Administrative expenses.
3. Compensation of Directors and Officers
The Fund paid an annual fee to its Directors. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2025, the Fund paid $3,568 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’and Directors’ fees. At September 30, 2025, the Fund had a payable for Directors’ fees on its Statement of Assets and Liabilities of $115.
4. Transfer Agent
During the periods covered by these financial statements, Equiniti Trust Company, LLC (“EQ”), formerly known as American Stock Transfer & Trust Company, served as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings, and outgoing phone calls.
5. Additional Disclosures about Derivative Instruments and Hedging Activities
Prior to the Fund’s liquidation (see Note 8), the Fund entered into certain derivative contracts. The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2523

interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and Statement of Cash Flows by risk exposure at September 30, 2025, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(214,281)	$—	$—	$—	$—
Total Value	$(214,281)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(84,820)	$—	$—	$—	$—
Total Value	$(84,820)	$—	$—	$—	$—
6. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized.
Transactions in common shares for the six monthss ended September 30, 2025 and year ended March 31, 2025 were as follows:
	9/30/25	3/31/25
Shares outstanding at beginning of period	23,914,439	23,914,439
Shares outstanding at end of period	23,914,439	23,914,439
The Fund may classify or reclassify any unissued shares into one or more series of preferred shares.
As of September 30, 2025, the Fund had no outstanding Variable Rate MuniFund Term Preferred Shares Series 2021 (“series 2021 VMTP Shares” or “VMTP Shares”). The Fund issued 1,600 VMTP Shares on February 16, 2018 and 200 VMTP Shares on February 16, 2021. The Fund redeemed 200 VMTP Shares on September 29, 2022, 200 VMTP Shares on November 14, 2022, 900 VMTP Shares on February 29, 2024, and 500 VMTP Shares on August 18, 2025.
24Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

7. Variable Rate MuniFund Term Preferred Shares
Prior to the Fund’s liquidation (see Note 8), the Fund had issued and outstanding 500 Series 2021 VMTP Shares, with a liquidation preference of $100,000 per share. VMTP Shares were issued via private placement and are not publicly available. The Fund redeemed all of its outstanding VMTP Shares on August 18, 2025 in connection with the liquidation of the Fund.
Dividends on the VMTP Shares (which were treated as interest payments for financial reporting purposes and were recorded as interest expense on the Statement of Operations) were declared daily, paid monthly and recorded as incurred. For the six months ended September 30, 2025, interest expense on VMTP Shares amounted to $968,394. The dividend rate for the VMTP Shares was determined weekly. Unpaid dividends on VMTP Shares were recognized as “Interest Expense Payable” on the Statement of Assets and Liabilities. For the six months ended September 30, 2025, there was no interest expense payable on VMTP Shares. From April 1, 2025 through September 30, 2025, the Series 2021 VMTP Shares paid an average dividend rate of 5.06%. The average liquidation value outstanding of VMTP Shares for the Fund during the six months ended September 30, 2025, was $50,000,000.
The Fund did not incur any offering costs as a result of the offerings on February 16, 2018 and February 16, 2021.
Transactions in the Series 2021 VMTP Shares during the Fund’s current and prior reporting periods were as follows:
	Period Ended 9/30/25		Year Ended 3/31/25
	Shares	Amount	Shares	Amount
VMTP Shares issued	—	$—	—	$—
VMTP Shares redeemed	(500)	(50,000,000)	—	—
Net decrease	(500)	$(50,000,000)	—	$—
8. Plan of Liquidation and Dissolution
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution a meeting of stockholders held on July 17, 2025.  Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was MAV.
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2525

A primary liquidating distribution was paid in cash on August 27, 2025 to common stockholders of record on August 22, 2025:
Liquidating Distribution*	Tax-Exempt Income Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$7.5976	$0.0000	$0.0699	$7.6675
(*All amounts are expressed per common share.)
The Fund expects to make one or more additional liquidating distributions in connection with the liquidation of the remaining assets of the Fund. The liquidation is generally a taxable event for stockholders that are subject to U.S. federal income tax. Any stockholder that receives a distribution in liquidation will generally realize capital gain or loss in an amount equal to the difference between the total amount of the liquidation distribution(s) received and the stockholder’s adjusted basis in the Fund shares. Please consult your personal tax advisor with regard to the specific tax consequences of the liquidation.
26Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Municipal High Income Advantage Fund, Inc. was held on July 17, 2025 to approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution as described in the Joint Proxy Statement.
The voting results were as follows:
Fund	Total Votes	Votes For	Votes Against	Votes Abstained
Pioneer Municipal High Income Advantage Fund, Inc.	14,587,283	13,476,269	920,984	190,030
Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/2527

Service Providers
Investment Adviser and Administrator
Victory Capital Management Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
Equiniti Trust Company, LLC
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to stockholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at https://sec.gov
28Pioneer Municipal High Income Advantage Fund, Inc. | Semi-Annual | 9/30/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:

Account Information1-800-710-0935
Or write to EQ:

ForWrite to
General inquiries, lost dividend checks,Equiniti Trust
change of address, lost stock certificates,Company, LLC
stock transferOperations Center
6201 15th Ave.
Brooklyn, NY 11219
Dividend reinvestment plan (DRIP) Equiniti Trust
Company, LLC
Wall Street Station
P.O. Box 922
New York, NY 10269-0560
Websitehttps://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.pioneerinvestments.com.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov

Victory Capital Management Inc.
60 State Street
Boston, MA 02109
vcm.com
© 2025 Victory Capital Management Inc. 19435-SFR-1125

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories

•

A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

•

A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

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(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Advantage Fund, Inc.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date December 5, 2025

*	Print the name and title of each signing officer under his or her signature.